Consolidated Statements of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	€ 1,512,056	€ (338,382)	€ (681,345)
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	1,879,000	1,610,000	1,573,000
Change in warrants fair value		(889,000)	(2,669,000)
Other non-cash compensation	260,000	289,000	382,000
Change in allowances for doubtful accounts & slow-moving inventories	176,000	591,000	28,000
Change in long-term provisions	(6,000)	300,000	105,000
Net capital loss on disposals of assets	79,000	37,000	47,000
Deferred tax expense (benefit)	(106,000)	(153,000)	(153,000)
Operating cash flow	3,794,000	1,447,000	(1,368,000)
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	908,000	(983,000)	(1,741,000)
Decrease (Increase) in inventories	(1,036,000)	(704,000)	669,000
Decrease (Increase) in other assets	(60,000)	115,000	(47,000)
(Decrease) Increase in trade accounts and notes payable	(249,000)	(70,000)	426,000
(Decrease) Increase in accrued expenses, other current liabilities	445,000	370,000	(998,000)
Net decrease in operating assets and liabilities	6,000	(1,272,000)	(1,691,000)
Net cash generated by (used in) operating activities	3,800,000	175,000	(3,059,000)
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(1,020,000)	(827,000)	(988,000)
Net proceeds from sale of leased back assets		359,000	85,000
Acquisitions of property and equipment	(396,000)	(604,000)	(631,000)
Acquisitions of intangible assets	(35,000)	(438,000)	(453,000)
Acquisitions of other financial assets	(14,000)
Increase in deposits and guarantees	(67,000)	(59,000)	(45,000)
Net cash generated by (used in) investing activities	(1,532,000)	(1,569,000)	(2,032,000)
Cash flow from financing activities:
Proceeds from capital increase			548,000
Proceeds from stock-option exercise	310,000		115,000
Proceeds from long term borrowings, net of financing costs	688,000	1,032,000	1,638,000
Repayment of long term borrowings	(1,087,000)	(443,000)	(243,000)
Repayment of obligations under financing leases in 2019 and capital leases in 2018 and 2017	(396,000)	(358,000)	(297,000)
Increase (decrease) in bank overdrafts and short-term borrowings	(179,000)	946,000	1,110,000
Net cash generated by (used in) financing activities	(664,000)	1,178,000	2,871,000
Net effect of exchange rate changes on cash and cash equivalents	(182,000)	(323,000)	235,000
Net increase (decrease) in cash and cash equivalents	1,422,000	(539,000)	(1,985,000)
Cash and cash equivalents at beginning of year	19,464,000	20,004,000	21,989,000
Cash and cash equivalents at end of year	€ 20,886,000	€ 19,464,000	€ 20,004,000